Share-based Payment Arrangement	12 Months Ended
Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based Payment Arrangement
35.	SHARE-BASED PAYMENT ARRANGEMENT
a.	SENAO share-based compensation plan (“SENAO Plan”) described as follows:

Effective Date	Grant Date	Stock Options Units	Exercise Price
		(In Thousands)	NT$
2012.05.28	2013.05.07	10,000	$66.20 (Original price$93.00)

Each option is eligible to subscribe for one common share when exercisable.  Under the terms of the SENAO Plan, the options are granted at an exercise price equal to the closing price of the SENAO’s common stocks listed on the TWSE on the higher of closing price or par value.  The SENAO Plan has an exercise price adjustment formula upon the changes in common stocks equity (including cash capital increase, new share issue through capitalization of earnings and additional paid-in capital, merger, spin off and new share issue for Global Depositary Shares, and so on) or distribution of cash dividends.  The options of the SENAO Plan are valid for six years and the graded vesting schedule for which 50% of options granted will vest two years after the grant date and another two tranches of 25%, each will vest three and four years after the grant date respectively.

Information about SENAO’s outstanding stock options for the year ended December 31, 2019 was as follows:

	Year Ended December 31, 2019
	Granted on May 7, 2013
	Number of Options	Weighted- average Exercise Price
	(In Thousands)	NT$
Employee stock options
Options outstanding at beginning of the year	5,318	$66.20
Options forfeited	(5,318)	—
Options outstanding at end of the year	—	—
Options exercisable at end of the year	—	—

As of December 31, 2019, 2020 and 2021, there were no outstanding stock options.

No compensation cost was recognized for the years ended December 31, 2019, 2020 and 2021.

SENAO used the fair value method to evaluate the options using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

Stock Options Granted on May 7, 2013
Grant-date share price (NT$)	$93.00
Exercise price (NT$)	$93.00
Dividend yield	—
Risk-free interest rate	0.91%
Expected life	4.375 years
Expected volatility	36.22%
Weighted average fair value of grants (NT$)	$28.72

Expected volatility was based on the historical share price volatility of SENAO over the period equal to the expected life of the SENAO Plan.

b.	CHIEF share-based compensation plan (“CHIEF Plan”) described as follows:

Effective Date	Grant Date	Stock Options Units	Exercise Price
			NT$
2015.11.17	2015.10.22	2,000.00	$34.40 (Original price$43.00)
2017.12.18	2017.12.19	950.00	$128.70 (Original price$147.00)
	2018.10.31	50.00	$134.50 (Original price$147.00)
2020.09.16	2020.11.13	200.00	$199.70 (Original price$206.00)

Each option is eligible to subscribe for one thousand common stocks when exercisable.  The options are granted to specific employees that meet the vesting conditions.  The CHIEF Plan has an exercise price adjustment formula upon the changes in common stocks or distribution of cash dividends.  The options of the CHIEF Plan are valid for five years and the graded vesting schedule will vest two years after the grant date.

The Board of Directors of CHIEF resolved to issue stock options on October 26, 2020 and authorized the chairman to decide the grant date.  Afterwards, the grant date was decided as November 13, 2020.

The compensation costs for stock options for the years ended December 31, 2019, 2020 and 2021 were as follows:

	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Granted on October 22, 2015	$0.3	$—	$—
Granted on December 19, 2017	0.6	0.2	0.1
Granted on October 31, 2018	0.6	0.3	0.2
Granted on November 13, 2020	—	1.3	9.7
	$1.5	1.8	10.0

CHIEF modified the plan terms of stock options granted on December 19, 2017 in June 2019, July 2020 and September 2021; therefore, the exercise price changed from $140.60 to $135.60, $132.70 and $128.70 per share, respectively.  The modification did not cause any incremental fair value granted.

CHIEF modified the plan terms of stock options granted on October 31, 2018 in June 2019, July 2020 and September 2021; therefore, the exercise price changed from $147.00 to $141.70, $138.70 and $134.50 per share, respectively.  The modification did not cause any incremental fair value granted.

CHIEF modified the plan terms of stock options granted on November 13, 2020 in September 2021; therefore, the exercise price changed from $206.00 to $199.70 per share.  The modification did not cause any incremental fair value granted.

Information about CHIEF’s outstanding stock options for the years ended December 31, 2019, 2020 and 2021 was as follows:

	Year Ended December 31, 2019
	Granted on October 22, 2015		Granted on December 19, 2017		Granted on October 31, 2018
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	882.75	$34.40	925.00	$140.60	50.00	$147.00
Options exercised	(547.25)	34.40	—	—	—	—
Options forfeited	(21.25)	—	(28.00)	—	(4.00)	—
Options outstanding at end of the year	314.25	34.40	897.00	135.60	46.00	141.70
Options exercisable at end of the year	314.25	34.40	448.50	135.60	—	—

	Year Ended December 31, 2020
	Granted on October 22, 2015		Granted on December 19, 2017		Granted on October 31, 2018		Granted on November 13, 2020
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	314.25	$34.40	897.00	$135.60	46.00	$141.70	—	$—
Options granted	—	—	—	—	—	—	200.00	206.00
Options exercised	(314.25)	34.40	(448.50)	135.60	(21.00)	138.70	—	—
Options forfeited	—	—	(21.00)	—	(4.00)	—	—	—
Options outstanding at end of the year	—	—	427.50	132.70	21.00	138.70	200.00	206.00
Options exercisable at end of the year	—	—	213.75	132.70	—	—	—	—

	Year Ended December 31, 2021
	Granted on December 19, 2017		Granted on October 31, 2018		Granted on November 13, 2020
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	427.50	$132.70	21.00	$138.70	200.00	$206.00
Options exercised	(213.75)	132.70	(10.50)	134.50	—	—
Options forfeited	(0.50)	—	—	—	(6.00)	—
Options outstanding at end of the year	213.25	128.70	10.50	134.50	194.00	199.70
Options exercisable at end of the year	213.25	128.70	—	—	—	—

As of December 31, 2020, information about employee stock options outstanding was as follows:

Granted on December 19, 2017
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$132.70	427.50	1.96	$132.70	213.75	$132.70

Granted on October 31, 2018
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$138.70	21.00	2.83	$138.70	—	$—

Granted on November 13, 2020
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$206.00	200.00	4.87	$206.00	—	$—

As of December 31, 2020, all the stock options granted in 2015 were exercised or forfeited.

As of December 31, 2021, information about employee stock options outstanding was as follows:

Granted on December 19, 2017
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$128.70	213.25	0.96	128.70	213.25	128.70

Granted on October 31, 2018
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
134.50	10.50	1.83	$134.50	—	$—

Granted on November 13, 2020
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$199.70	194.00	3.87	$199.70	—	$—

As of December 31, 2021, all the stock options granted in 2015 were exercised or forfeited.

CHIEF used the fair value method to evaluate the options using the Black-Scholes model and binomial option pricing model and the related assumptions and the fair value of the options were as follows:

	Stock Options Granted on October 22, 2015	Stock Options Granted on December 19, 2017	Stock Options Granted on October 31, 2018	Stock Options Granted on November 13, 2020
Grant-date share price (NT$)	$39.55	$95.92	$166.00	$356.00
Exercise price (NT$)	$43.00	$147.00	$147.00	$206.00
Dividend yield	—	—	—	—
Risk-free interest rate	0.86%	0.62%	0.72%	0.18%
Expected life	5 years	5 years	5 years	5 years
Expected volatility	21.02%	17.35%	16.60%	34.61%
Weighted average fair value of grants (NT$)	$4,863	$2,318	$33,540	$173,893

The expected volatility for the options granted in 2020 was based on CHIEF’s average annualized historical share price volatility from June 5, 2018, CHIEF’s listing date on Taipei Exchange, to the grant date.  The expected volatilities for the options granted from 2015 to 2018 were based on the average annualized historical share price volatility of CHIEF’s comparable companies before the grant date.

c.	CHTSC share-based compensation plan (“CHTSC Plan”) described as follows:

The Board of Directors of CHTSC resolved to issue 4,500 and 3,500 stock options on December 20, 2019 and February 20, 2021, respectively.  Each option is eligible to subscribe for one thousand common stocks when exercisable and the exercise price are both $19.085 per share.  The options are granted to specific employees that meet the vesting conditions.  The CHTSC Plan has an exercise price adjustment formula upon the changes in common stocks.  The options of the CHTSC Plan are valid for five years and the graded vesting schedule will vest one year after the grant date.

The compensation costs for stock options for the years ended December 31, 2019, 2020 and 2021 were as follows:

	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Granted on December 20, 2019	$0.2	$5.7	$2.9
Granted on February 20, 2021	—	—	5.5
	$0.2	5.7	8.4

Information about CHTSC’s outstanding stock options for the years ended December 31, 2019, 2020 and 2021 was as follows:

	Year Ended December 31, 2019
	Granted on December 20, 2019
	Number of Options	Weighted average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	—	$—
Options granted	4,500	19.085
Options outstanding at end of the year	4,500	19.085
Options exercisable at end of the year	—	—

	Year Ended December 31, 2020
	Granted on December 20, 2019
	Number of Options	Weighted average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	4,500	$19.085
Options forfeited	(172)	—
Options outstanding at end of the year	4,328	19.085
Options exercisable at end of the year	1,082	19.085

	Year Ended December 31, 2021
	Granted on December 20, 2019		Granted on February 20, 2021
	Number of Options	Weighted average Exercise Price (NT$)	Number of Options	Weighted average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	4,328	$19.085	—	$—
Options granted	—	—	3,500	19.085
Options exercised	(1,082)	19.085	—	—
Options forfeited	(72)	—	(176)	—
Options outstanding at end of the year	3,174	19.085	3,324	19.085
Options exercisable at end of the year	1,058	19.085	—	—

As of December 31, 2020, information about employee stock options outstanding was as follows:

Granted on December 20, 2019
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$19.085	4,328	3.97	$19.085	1,082	$19.085

As of December 31, 2021, information about employee stock options outstanding was as follows:

Granted on December 20, 2019
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$19.085	3,174	2.97	$19.085	1,058	$19.085

Granted on February 20, 2021
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$19.085	3,324	4.14	$19.085	—	$—

CHTSC used the fair value method to evaluate the options using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

	Stock Options Granted on December 20, 2019	Stock Options Granted on February 20, 2021
Grant-date share price (NT$)	$20.17	$23.76
Exercise price (NT$)	$19.085	$19.085
Dividend yield	12.49%	15.18%
Risk-free interest rate	0.54%	0.25%
Expected life	5 years	5 years
Expected volatility	42.41%	47.35%
Weighted average fair value of grants (NT$)	$2,470	$3,350

Expected volatility was based on the average annualized historical share price volatility of CHTSC’s comparable companies before the grant date.

d.	IISI share-based compensation plan (“IISI Plan”) described as follows:

IISI issued 1,335 and 1,665 stock options in August 2013 and January 2014, respectively. Each option is eligible to subscribe for one thousand common stocks when exercisable.  The options are granted to specific employees of IISI and its subsidiaries that meet the vesting conditions.  The options of the IISI Plan are valid for seven years and the graded vesting schedule will vest at certain percentages starting from two years after the grant date.  The exercise price of the original options is $14 per share.  After the options are issued, if the common stocks of IISI change, the exercise price of the options should be adjusted according to the prescribed formula.

No compensation cost of stock options granted was recognized for the six months ended December 31, 2020 and the year ended December 31, 2021.

Information about IISI’s outstanding stock options for the years ended December 31, 2020 and 2021 was as follows:

	Year Ended December 31, 2020
	Granted in August 2013		Granted in January 2014
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	—	$—	—	$—
Options outstanding upon the date of business combination	1,022.96	14.00	580.00	14.00
Options exercised	(432.50)	14.00	(50.00)	14.00
Options forfeited	(590.46)	—	—	—
Options outstanding at end of the year	—	—	530.00	14.00
Options exercisable at end of the year	—	—	530.00	14.00

	Year Ended December 31, 2021
	Granted in January 2014
	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	530.00	$14.00
Options exercised	(261.00)	14.00
Options forfeited	(269.00)	—
Options outstanding at end of the year	—	—
Options exercisable at end of the year	—	—

As of December 31, 2020, information about employee stock options outstanding was as follows:

Granted in January 2014
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$14.00	530.00	0.04	$14.00	530.00	$14.00

As of December 31, 2020, the options granted to employees in 2013 have been fully exercised or forfeited.

As of December 31, 2021, all the stock options granted in 2013 and 2014 were exercised or forfeited.

IISI used the fair value method to evaluate the options using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

	Stock Options Granted in August 2013	Stock Options Granted in January 2014
Grant-date share price (NT$)	$12.51	$14.51
Exercise price (NT$)	$14.00	$14.00
Dividend yield	6%	6%
Risk-free interest rate	1.20%-1.39%	1.16%-1.32%
Expected life	4.5-5.5 years	4.5-5.5 years
Expected volatility	36.01%-36.62%	35.28%-35.97%
Weighted average fair value of grants (NT$)	$1,670	$2,345

Expected volatility was based on the average annualized historical share price volatility of IISI’s comparable companies before the grant date.

e.	CLPT share-based compensation plan (“CLPT Plan”) described as follows:

The Board of Directors of CLPT resolved to issue 690 stock options on February 26, 2021.  Each option is eligible to subscribe for one thousand common stocks when exercisable and the exercise price is $15.90 per share (original price is $16.87 per share).  The options are granted to specific employees that meet the vesting conditions.  The CLPT Plan has an exercise price adjustment formula upon the changes in common stocks or distribution of cash dividends.  The options of the CLPT Plan are valid for four years and the graded vesting schedule will vest two years after the grant date.

The compensation cost was $0.9 million for the year ended December 31, 2021.

CLPT modified the plan terms of stock options granted on February 26, 2021 in September 2021; therefore, the exercise price changed from $16.87 to $15.90 per share. The modification did not cause any incremental fair value granted.

Information about CLPT’s outstanding stock options for the year ended December 31, 2021 was as follows:

	Year Ended December 31, 2021
	Granted on February 26, 2021
	Number of Options	Weighted average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	—	$—
Options granted	690	$16.87
Options forfeited	(140)	—
Options outstanding at end of the year	550	15.90
Options exercisable at end of the year	—	—

As of December 31, 2021, information about employee stock options outstanding was as follows:

Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$15.90	550.00	3.16	$15.90	—	$—

CLPT used the fair value method to evaluate the options using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

Stock Options Granted on February 26, 2021
Grant-date share price (NT$)	$17.63
Exercise price (NT$)	$16.87
Dividend yield	—
Risk-free interest rate	0.31%
Expected life	4 years
Expected volatility	35.22%
Weighted average fair value of grants (NT$)	$4,750

Expected volatility was based on the average annualized historical share price volatility of CLPT’s comparable companies before the grant date.